Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Robinson Alternative Yield Pre-Merger SPAC ETF
Shareholder Report [Line Items]
Fund Name	Robinson Alternative Yield Pre-Merger SPAC ETF
Class Name	Robinson Alternative Yield Pre-Merger SPAC ETF
Trading Symbol	SPAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Robinson Alternative Yield Pre-Merger SPAC ETF (the "Fund") for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.robinsonetfs.com. You can also request this information by contacting us at (833) 743-0330 or by contacting the Fund at Robinson Alternative Yield Pre-Merger SPAC ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 743-0330
Additional Information Website	www.robinsonetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Alternative Yield Pre-Merger SPAC ETF	$40	0.79%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 8,123,000
Holdings Count | Holdings	105
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)

Fund Size (Thousands)	$8,123
Number of Holdings	105
Portfolio Turnover	69%

Holdings [Text Block]

Sector Breakdown
(% of total portfolio)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending, and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of October 31, 2024)

Top Ten Holdings	(% of net assets)
Black Spade Acquisition II Co.	4.5
Spree Acquisition Corp. 1 Ltd.	4.4
Capitalworks Emerging Markets Acquisition Corp. - Class A	3.3
Launch Two Acquisition Corp.	3.1
Arogo Capital Acquisition Corp. - Class A	3.0
Concord Acquisition Corp. II - Class A	2.9
Plum Acquisition Corp. III	2.9
Healthcare AI Acquisition Corp. - Class A	2.7
ESH Acquisition Corp. - Class A	2.7
GP-Act III Acquisition Corp - Class A	2.6

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.